Government Grants	12 Months Ended
Dec. 31, 2018
Government grants [Abstract]
Government Grants
30.	Government Grants

(1)	Government grants as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Land	￦	(21,968)	(21,968)
Buildings		(63,539)	(63,189)
Structures		(196,414)	(190,854)
Machinery		(183,188)	(173,242)
Vehicles		(6,322)	(4,220)
Equipment		(761)	(418)
Tools		(1,027)	(675)
Construction-in-progress		(49,084)	(54,740)
Finance lease assets		(27)	(26)
Investment properties		(83)	(50)
Software		(486)	(420)
Development expenditures		(3,702)	(2,110)
Intangible assets under development		(10,540)	(10,564)
Usage rights of donated assets and other		(11)	—
Other intangible assets other than goodwill		—	—

	￦	(537,152)	(522,476)

(2)	Changes in government grants for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(55,533)	—	—	—	55,533	—
Land		(3,204)	—	—	—	5	(18,769)	(21,968)
Buildings		(61,188)	—	—	5,996	28	(8,375)	(63,539)
Structures		(197,641)	—	—	10,011	1,905	(10,689)	(196,414)
Machinery		(111,064)	—	—	17,390	489	(90,003)	(183,188)
Vehicles		(107)	—	—	1,070	14	(7,299)	(6,322)
Equipment		(732)	—	—	454	—	(483)	(761)
Tools		(430)	—	—	354	—	(951)	(1,027)
Construction-in-progress		(135,807)	—	129,451	—	—	(42,728)	(49,084)
Finance lease assets		—	—	—	1	—	(28)	(27)
Investment properties		(64)	—	—	2	—	(21)	(83)
Software		(595)	—	—	255	—	(146)	(486)
Development expenditures		(5,152)	—	—	2,811	—	(1,361)	(3,702)
Intangible assets under development		(11,090)	—	—	—	—	550	(10,540)
Usage rights of donated assets and other		(21)	—	—	10	—	—	(11)
Others		—	—	—	—	—	—	—

	￦	(527,095)	(55,533)	129,451	38,354	2,441	(124,770)	(537,152)

		2018
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(30,416)	—	—	—	30,416	—
Land		(21,968)	—	—	—	—	—	(21,968)
Buildings		(63,539)	—	—	6,836	31	(6,517)	(63,189)
Structures		(196,414)	—	—	10,292	3,270	(8,002)	(190,854)
Machinery		(183,188)	—	—	18,099	823	(8,976)	(173,242)
Vehicles		(6,322)	—	—	2,146	—	(44)	(4,220)
Equipment		(761)	—	—	365	—	(22)	(418)
Tools		(1,027)	—	—	432	—	(80)	(675)
Construction-in-progress		(49,084)	—	18,239	—	—	(23,895)	(54,740)
Finance lease assets		(27)	—	—	1	—	—	(26)
Investment properties		(83)	—	—	1	—	32	(50)
Software		(486)	—	—	254	—	(188)	(420)
Development expenditures		(3,702)	—	—	1,591	—	1	(2,110)
Intangible assets under development		(10,540)	—	—	—	—	(24)	(10,564)
Usage rights of donated assets and other		(11)	—	—	11	—	—	—
Others		—	—	—	—	—	—	—

	￦	(537,152)	(30,416)	18,239	40,028	4,124	(17,299)	(522,476)